Expense Example - Transamerica ClearTrack 2050	R6 1 year	R6 3 years	R6 5 years	R6 10 years	R1 1 year	R1 3 years	R1 5 years	R1 10 years	R3 1 year	R3 3 years	R3 5 years	R3 10 years
USD ($)	56	211	379	867	122	415	729	1,621	97	337	596	1,337